Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Grand Canyon University:
3.25%, 10/1/23	$1,450	$ 1,431,875
4.125%, 10/1/24	1,500	1,410,716
Total Corporate Bonds (identified cost $2,933,696)		$ 2,842,591

Tax-Exempt Municipal Obligations — 97.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, 3.52%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 9,949,500
		$ 9,949,500
Education — 9.3%
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 4.24%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	$3,315	$ 3,310,690
Montana State University, 4.11%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,535	1,534,969
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 2/1/24	1,725	1,760,708
University of Delaware, (SPA: TD Bank, N.A.), 3.50%, 11/1/35(2)	4,055	4,055,000
University of Michigan, 3.50%, 12/1/29(3)	16,565	16,565,000
University of North Carolina at Chapel Hill, 3.531%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	4,500	4,450,905
University of Texas, 3.65%, 8/1/34(3)	15,000	15,000,000
Virginia College Building Authority, 5.00%, 2/1/24	5,285	5,409,673
		$ 52,086,945
Electric Utilities — 7.0%
Guam Power Authority, 5.00%, 10/1/23	$1,250	$ 1,261,750
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	1,665	1,599,382
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 3.634%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,390	1,389,249
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Long Island Power Authority, NY, Electric System Revenue: (continued)
Series 2015C, 3.634%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	$1,750	$ 1,749,055
Oklahoma Municipal Power Authority, 4.05%, (SIFMA + 0.39%), 1/1/23(1)	1,775	1,775,000
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 3.13%, 8/1/31(3)	7,570	7,570,000
(LOC: TD Bank, N.A.), 3.66%, 8/1/31(3)	10,150	10,150,000
Seattle, WA, Municipal Light and Power Revenue, 4.15%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,004,080
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	5,120	5,214,106
Western Minnesota Municipal Power Agency, 5.00%, 1/1/24	550	560,995
		$ 39,273,617
Escrowed/Prerefunded — 1.3%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/24	$7,500	$ 7,291,800
		$ 7,291,800
General Obligations — 25.4%
Alexandria, VA, 5.00%, 12/15/23	$5,000	$ 5,105,300
Bergen County, NJ, 4.00%, 10/19/23	5,000	5,039,750
Cherry Hill Township Board of Education, NJ, 3.00%, 8/1/23	11,010	10,995,467
Chicago Board of Education, IL, 5.00%, 12/1/23	4,750	4,795,980
Clark County School District, GA, 5.00%, 9/1/23	1,600	1,622,368
Connecticut, 5.00%, 11/15/24	5,000	5,209,000
Cook, IL, 5.00%, 11/15/24	1,200	1,238,868
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	5,000	4,919,550
5.00%, 8/15/23	8,000	8,101,040
Hamilton, OH, 4.00%, 12/28/23	4,020	4,043,356
Honolulu City and County, HI, (Honululu Rail Transit Project), 5.00% to 9/1/23 (Put Date), 9/1/24	5,000	5,040,500
Illinois, 5.00%, 3/1/23	500	501,070
Leander, TX, CTFS Obligations, 5.00%, 8/15/23	1,600	1,620,208
Livingston Township, NJ, 5.00%, 12/12/23	5,000	5,088,550
Los Angeles, CA, 4.00%, 6/29/23	10,000	10,051,800
New York City, NY, (LOC: TD Bank, N.A.), 3.49%, 3/1/48(2)	8,000	8,000,000
Ohio:
5.00%, 9/1/24	2,000	2,075,420
Prerefunded to 5/1/24, 5.00%, 5/1/25	7,160	7,366,637
Oyster Bay, NY, 5.00%, 8/1/23	1,000	1,011,920

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Parsippany-Troy Hills Township, NJ, 5.00%, 11/3/23	$5,000	$ 5,080,450
Philadelphia School District, PA, 5.00%, 9/1/23	5,000	5,058,400
Philadelphia, PA, 5.00%, 8/1/23	3,340	3,377,876
Quincy, MA:
2.00%, 1/13/23	2,850	2,849,088
4.00%, 7/7/23	5,000	5,024,950
San Francisco City and County, CA, 5.00%, 6/15/23	4,250	4,292,670
San Francisco Unified School District, CA, (Election of 2016), 5.00%, 6/15/23	1,700	1,716,677
Seattle, WA, 5.00%, 9/1/23	9,945	10,083,335
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/24	2,570	2,630,344
Washington, 5.00%, 7/1/23	10,000	10,103,500
		$142,044,074
Hospital — 15.0%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.03%, (SIFMA + 0.37), 11/15/23(1)	$2,000	$ 1,997,100
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 4.26%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,001,750
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.21%, (SIFMA + 0.55%), 8/17/26 (Put Date), 5/15/61(1)	3,000	2,966,340
Geisinger Authority, PA, (Geisinger Health System Foundation), 3.997%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,010,260
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 4.23%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,788,408
Indiana Finance Authority, (Parkview Health), 4.21%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,330	6,331,013
Iowa Finance Authority, (Iowa Health System), 4.235%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(4)	10,045	10,022,600
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 4.76%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,490	1,490,000
Louisiana Public Facilities Authority, (Louisiana Children's Medical Center), 4.31%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,003,900
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 3.924%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,000,380
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ohio, (Cleveland Clinic Health System), 4.06%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	$18,440	$ 18,438,893
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.26%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,475,100
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
4.21%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	999,910
4.31%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,202,870
5.00% to 1/25/23 (Put Date), 8/15/54	5,000	5,004,950
		$ 83,733,474
Housing — 4.8%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.21%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,890	$ 3,890,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.21%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	8,235	8,231,294
New York Mortgage Agency:
(AMT), 1.05%, 4/1/26	1,275	1,182,193
(AMT), 1.15%, 10/1/26	1,330	1,223,693
Pennsylvania Housing Finance Agency:
3.641%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,440,927
3.671%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,000,400
Washington Housing Finance Commission, 4.21%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	4,992,650
		$ 26,961,157
Industrial Development Revenue — 3.7%
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A1, (AMT), 3.875%, 11/1/42(4)(5)	$5,000	$ 4,999,850
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	5,000	5,080,400
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 3.40% to 3/1/23 (Put Date), 12/1/37(5)	3,500	3,496,850
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 3.50% to 3/1/23 (Put Date), 5/1/46(5)	5,000	4,994,100
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 3.75% to 6/1/23 (Put Date), 12/1/26(4)	2,000	1,995,980
		$ 20,567,180

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.9%
Allegheny County, PA, (AGM), 3.525%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,170	$ 3,153,675
Illinois, (AGM), 5.00%, 8/1/23	4,010	4,042,000
Newark, NJ:
(AGM), 4.00%, 2/15/23	1,725	1,726,311
(AGM), 4.00%, 2/15/24	1,940	1,958,740
		$ 10,880,726
Lease Revenue/Certificates of Participation — 2.6%
Erie Industrial Development Authority, NY, (School District Buffalo Project), 5.00%, 5/1/23	$2,300	$ 2,314,513
Kentucky Property and Buildings Commission, 5.00%, 11/1/23	5,000	5,083,650
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/23	5,000	5,035,900
5.21%, (SIFMA + 1.55%), 9/1/27(1)	2,000	2,000,020
		$ 14,434,083
Other Revenue — 9.1%
Black Belt Energy Gas District, AL, 4.28%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$15,000	$ 14,919,000
Illinois Finance Authority, (Field Museum of Natural History), 4.21%, (70% of SOFR + 1.20%), 9/1/25 (Put Date), 11/1/34(1)	4,190	4,181,830
Northern California Gas Authority No. 1, Gas Project Revenue, 3.228%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	2,880	2,837,376
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 3.62%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,405,150
Southeast Alabama Gas Supply District, (Project No. 2), 3.61%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,336,831
Tennessee Energy Acquisition Corp., 5.00%, 2/1/23	5,000	5,001,700
		$ 50,681,887
Senior Living/Life Care — 0.9%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.56%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$ 5,195,960
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/23	125	125,000
		$ 5,320,960
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/24	$1,500	$ 1,549,740
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	60	60,435
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/23	2,815	2,866,233
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	90	48,748
		$ 4,525,156
Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$2,100	$ 2,116,905
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/24	885	910,311
		$ 3,027,216
Transportation — 12.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.76%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$ 6,944,367
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/24	2,000	2,039,580
Denver City and County, CO, Airport System Revenue:
5.00%, 11/15/24	275	286,242
(AMT), 5.00%, 11/15/24	2,000	2,061,480
Hawaii Airports System Revenue, (AMT), 5.00%, 7/1/23	6,885	6,938,428
Metropolitan Transportation Authority, NY, 4.09%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	19,464,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	1,725	1,742,733
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/23	630	638,574
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.25%, 12/15/23	2,450	2,494,590
5.50%, 12/15/23	2,600	2,653,326
North Texas Tollway Authority, 5.00%, 1/1/24	3,000	3,060,270
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/23	1,500	1,530,030
Pennsylvania Turnpike Commission:
4.26%, (SIFMA + 0.60%), 12/1/23(1)	1,000	999,990
4.36%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,500,175
(LOC: TD Bank, N.A.), 3.66%, 12/1/39(3)	11,000	11,000,000

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/23	$2,755	$ 2,773,431
Port Authority of New York and New Jersey, 4.00%, 12/1/23	1,000	1,010,200
		$ 68,137,416
Water and Sewer — 1.0%
Gilbert Water Resources Municipal Property Corp., AZ, Green Bond, 5.00%, 7/15/23	$1,370	$ 1,385,330
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Mizuho Bank, Ltd.), 3.50%, 6/15/44(2)	2,500	2,500,000
North Penn Water Authority, PA, 4.22%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,688,986
		$ 5,574,316
Total Tax-Exempt Municipal Obligations (identified cost $546,668,943)		$544,489,507

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Valley View School District, PA:
(BAM), 1.25%, 5/15/23	$30	$ 29,633
(BAM), 1.25%, 5/15/23	300	296,334
		$ 325,967
Senior Living/Life Care — 0.0%(7)
Indiana Finance Authority, (BHI Senior Living), 1.72%, 11/15/23	$300	$ 289,011
		$ 289,011
Total Taxable Municipal Obligations (identified cost $630,000)		$ 614,978
Total Investments — 97.9% (identified cost $550,232,639)		$547,947,076
Other Assets, Less Liabilities — 2.1%		$ 11,843,870
Net Assets — 100.0%		$559,790,946

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2022.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $17,018,430 or 3.0% of the Fund's net assets.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
(6)	Issuer is in default with respect to interest and/or principal payments.
(7)	Amount is less than 0.05%.
At December 31, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	15.9%
Others, representing less than 10% individually	81.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 2.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 2.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,842,591	$ —	$ 2,842,591
Tax-Exempt Municipal Obligations	—	544,489,507	—	544,489,507
Taxable Municipal Obligations	—	614,978	—	614,978
Total Investments	$ —	$547,947,076	$ —	$547,947,076
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.